Long Term Debt - Schedule of Borrowing Base Revolving Credit Facility (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Feb. 01, 2017	Dec. 19, 2016
WRD Revolving Credit Facility
Line Of Credit Facility [Line Items]
WRD revolving credit facility	$ 650,000	$ 362,500	$ 450,000